LEASE	12 Months Ended
Sep. 30, 2023
LEASE
LEASE

NOTE 13 – LEASE

As of September 30, 2023, the VIE and VIE’s subsidiaries have one factory lease with expiration date through December 2025. For the years ended September 30, 2023, 2022 and 2021, the lease expenses were $30,275, $63,480 and $109,346, respectively. Balance sheet information related to the VIE and VIE’s subsidiaries’ operating leases as of September 30, 2023 and 2022 was as follows:

	As of	As of
	September 30,	September 30,
	2023	2022
Operating Lease Assets:
Operating Lease right of use asset	$59,300	$86,584
Total operating lease assets	59,300	86,584
Operating lease obligations:
Current operating lease liabilities	73,560	23,859
Non-current operating lease liabilities	24,575	72,537
Total Lease liabilities	$98,135	$96,396

Remaining Lease Term Operating Lease	2.25 years	3.25 years
Discount rate	5.5%	5.5%

Lease liability maturities as of September 30, 2023, are as follows:

Operating,
lease
2024	54,825
2025	27,412
2026	20,559
Total minimum lease payments	$102,796
Less: Imputed interest	(4,661)
Total	$98,135